5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Details) - Work Commitment (USD $)	Feb. 13, 2012
Work Commitment [Abstract]
First Lease Year	$ 5,000
Second Lease Year	25,000
Third Lease Year	50,000
Fourth Lease Year	75,000
Fifth Lease Year and thereafter	$ 100,000